Note 9 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cost	$ 582,124
Accumulated depreciation	354,813
Net	227,311
Building [Member]
Cost	2,696	$ 2,564
Accumulated depreciation	1,917	1,765
Net	779	799
Vehicles [Member]
Cost	20,445	19,147
Accumulated depreciation	11,677	9,714
Net	8,768	9,433
Furniture and Fixtures [Member]
Cost	125,879	107,708
Accumulated depreciation	83,631	68,744
Net	42,248	38,964
Computer Equipment [Member]
Cost	244,035	220,136
Accumulated depreciation	165,151	157,514
Net	78,884	62,622
Leasehold Improvements [Member]
Cost	189,069	182,331
Accumulated depreciation	92,437	91,312
Net	$ 96,632	$ 91,019